Short-Term Bank Loans (Details) - Schedule of short-term bank loans - USD ($)	Sep. 30, 2023	Sep. 30, 2022
Short-term bank loans:
Total short-term loans	$ 5,482,456	$ 3,936,184
Jiangxi Luling Rural Commercial Bank (“LRC Bank”) [Member]
Short-term bank loans:
Total short-term loans	2,467,105	2,530,404
Bank of Communications Co., Ltd [Member]
Short-term bank loans:
Total short-term loans	1,233,553	1,405,780
Zhujiang Rural Bank [Member]
Short-term bank loans:
Total short-term loans	411,184
Beijing Bank [Member]
Short-term bank loans:
Total short-term loans	$ 1,370,614